Summary of Significant Accounting Policies(Details 5) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total sales	$ 5,694	$ 5,979	$ 5,896	$ 5,957	$ 6,108	$ 5,984	$ 6,039	$ 5,848	$ 23,526	$ 23,979	$ 24,661
US Government [Member]
Segment Reporting Information [Line Items]
Total sales									$ 19,458	$ 20,085	$ 21,278
Concentration Risk, Percentage									83.00%	84.00%	86.00%
International Customer [Member]
Segment Reporting Information [Line Items]
Total sales									$ 3,339	$ 3,045	$ 2,493
Concentration Risk, Percentage									14.00%	13.00%	10.00%
US Commercial [Member]
Segment Reporting Information [Line Items]
Total sales									$ 729	$ 849	$ 890
Concentration Risk, Percentage									3.00%	3.00%	4.00%